Repurchases of Common Stock (Accelerated Stock Repurchase Program) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Accelerated Share Repurchases [Line Items]
Total shares delivered from DSB Agreement	7,925,227		3,306,433	2,799,115
Treasury Stock Acquired, Average Cost Per Share	$ 68.31		$ 58.98	$ 49.92
Repurchases of common stock	$ 545,140		$ 195,004	$ 139,724
Treasury Stock Shares Acquired Three Years	14,030,775
Treasury Stock Acquired, Average Cost Per Share Three Years	$ 62.44
Treasury Stock Value Acquired Cost Method Three Years	876,099
Open Market Share Repurchase [Member]
Accelerated Share Repurchases [Line Items]
Total shares delivered from DSB Agreement	2,633,526
Treasury Stock Acquired, Average Cost Per Share	$ 64.77
Repurchases of common stock	170,582
Tender Offer [Member]
Accelerated Share Repurchases [Line Items]
Total shares delivered from DSB Agreement	5,291,701	[1]
Treasury Stock Acquired, Average Cost Per Share	$ 70.07	[1]
Repurchases of common stock	$ 370,789	[1]

[1]	Fees and expenses totaling $3.7 million associated with the tender offer do not impact the repurchase program approved by our Board, are excluded from the total purchase price shown here and were recorded as part of the cost of treasury stock in our Consolidated Balance Sheets.